39) Transactions with related parties (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shortterm Benefits For Management [Abstract]
Salaries	R$ 534,696	R$ 852,862	R$ 485,949
Total	R$ 534,696	R$ 852,862	R$ 485,949